Stock-Based Comp (Details) (USD $) In Millions, except Share data, unless otherwise specified						12 Months Ended					12 Months Ended					12 Months Ended		12 Months Ended	48 Months Ended	12 Months Ended				12 Months Ended				1 Months Ended		1 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Selling, General and Administrative Expenses [Member]	Dec. 31, 2011 Selling, General and Administrative Expenses [Member]	Dec. 31, 2010 Selling, General and Administrative Expenses [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member] Nonvested Awards, Contingent Event Vesting [Member]	Dec. 31, 2012 Stock Options [Member] Nonvested Awards, Time-based Vesting [Member]	Dec. 31, 2012 2008 Restricted Stock and Restricted Stock Unit Plan [Member] Restricted Stock Units (RSUs) [Member]	Dec. 31, 2011 2008 Restricted Stock and Restricted Stock Unit Plan [Member] Restricted Stock Units (RSUs) [Member]	Dec. 31, 2010 2008 Restricted Stock and Restricted Stock Unit Plan [Member] Restricted Stock Units (RSUs) [Member]	Apr. 30, 2008 2008 Restricted Stock and Restricted Stock Unit Plan [Member] Restricted Stock Units (RSUs) [Member] Common Stock [Member]	Dec. 31, 2012 2007 Option Plan [Member] Stock Options [Member]	Feb. 14, 2007 2007 Option Plan [Member] Stock Options [Member]	Dec. 31, 2012 2007 Option Plan [Member] Stock Options [Member] Grant Date Anniversary for Issuances in 2007 through 2010 and 2012 [Member]	Dec. 31, 2010 2007 Option Plan [Member] Stock Options [Member] Grant Date Anniversary for Issuances in 2007 through 2010 and 2012 [Member]	Dec. 31, 2012 2007 Option Plan [Member] Stock Options [Member] Grant Date Anniversary for Issuances in 2011 [Member]	Dec. 31, 2011 2007 Option Plan [Member] Stock Options [Member] Grant Date Anniversary for Issuances in 2011 [Member]	Dec. 31, 2012 2012 Option Plan [Member] Stock Options [Member]	May 31, 2012 2012 Option Plan [Member] Stock Options [Member]	Dec. 31, 2012 2012 Option Plan [Member] Stock Options [Member] Tranch 1, Service Performance Condition of 5 Years [Member]	Dec. 31, 2012 2012 Option Plan [Member] Stock Options [Member] Grant Date Anniversary [Member]	Dec. 31, 2012 2012 Option Plan [Member] Stock Options [Member] Tranch 2, Market Performance Condition of 2 times Event [Member]	Dec. 31, 2012 2012 Option Plan [Member] Stock Options [Member] Tranch 3, Market Performance Condition of 2 point 5 times Event [Member]	May 31, 2010 2010 Stock Options Plan Modification [Member] Stock Options [Member]	Dec. 31, 2012 2010 Stock Options Plan Modification [Member] Stock Options [Member]	May 31, 2010 2010 Stock Options Plan Modification [Member] Stock Options [Member] Director [Member] employee	May 31, 2010 2010 Stock Options Plan Modification [Member] Stock Options [Member] Director, Non-employee [Member] employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation cost						$ 0.8	$ 0.5	$ 3.2																				$ 0.9
Number of shares available to purchase from options															25,000		105,200						48,605
Vesting period												30 days						4 years		5 years		5 years
Exercised												106	221	241
Shares avaialable for grant under plan at the end of the period	15,000		12,000	13,000								22,659				9,859						5,105
Vesting percentage																			25.00%		20.00%			33.33%	20.00%	33.33%	33.33%
Expiration Period																10 years						10 years
Plan modification, exercise price (in dollars per share)																												$ 193.13
Plan modification, number of employees affected																														16	2
Plan modification, outstanding stock options as of modification date	129,000	[1]	84,000	91,000	92,000																							86,135
Plan modification, incremental compensation cost																												1.3
Plan modification, remaining incremental cost not yet recognized																													0.4
Future compensation cost related to non-vested options not yet recognized									$ 3.8	$ 2.4	$ 1.4
Non-vested options, period for recognition											3 years 6 months

[1]	Stock options outstanding at December 31, 2012 have a weighted average remaining contractual term of 6.2 years.